PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	March 31,	December 31,
	2023	2022

Machinery and equipment, at cost	$9,900	$9,900
Accumulated depreciation	(5,115)	(4,620)
Property and equipment, net	$4,785	$5,280

Depreciation expense totaled $495 and $495 for the three months ended March 31, 2023, and 2022, respectively.

NOTE 5. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	December 31,	December 31,
	2022	2021

Machinery and equipment, at cost	$9,900	$9,900
Accumulated depreciation	(4,620)	(1,937)
Property and equipment, net	$5,280	$7,963

Depreciation expense totaled $2,683 and $1,414 for the years ended December 31, 2022 and December 31, 2021, respectively.